LEASES (Details 4) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
LEASES
Within one year	$ 106,105
One to three years	0
Total future minimum lease payments	106,105
Less: imputed interest	(4,517)
Total	$ 101,588	$ 0